Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 3 – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Property and equipment	$376,164	$297,839
Equipment under finance lease (see Note 10)	163,407	163,407
	539,571	461,246
Less Accumulated depreciation	(391,078)	(363,417)
Property and equipment, net	$148,493	$97,829

Depreciation expense totaled $27,661 and $26,533 for the six months ended June 30, 2021 and 2020, respectively.

NOTE 2 – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of December 31, 2020 and 2019:

	2020	2019
Property and equipment	$297,839	$282,316
Equipment under capital lease (see Note 11)	163,407	156,867
	461,246	439,183
Less Accumulated depreciation	(363,417)	(277,363)
Property and equipment, net	$97,829	$161,820

Depreciation expense totaled $54,903 and $86,054 for the years ended December 31, 2020 and 2019, respectively.